Shareholders' Equity (Details) - Schedule of share options at the grant date	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Minimum [Member]
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Expected volatility (%)	70.45%	72.97%	74.35%
Risk-free interest rate (%)	1.81%	0.62%	0.23%
Expected term (in years)	1 year 2 months 12 days	5 years	5 years
Maximum [Member]
Shareholders' Equity (Details) - Schedule of share options at the grant date [Line Items]
Expected volatility (%)	92.67%	78.69%	84.77%
Risk-free interest rate (%)	4.30%	1.32%	1.38%
Expected term (in years)	6 years	6 years	6 years